INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Schedule of Joint Operation Revenues And Operating Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint operations [line items]
Revenues (100%)	$ 50,463	$ 49,202	$ 33,062
Total operating expenses (100%)	(51,620)	(37,569)	(27,752)
Michigan Joint Operation [Member]
Disclosure of joint operations [line items]
Revenues (100%)	42,491	49,779	24,665
Total operating expenses (100%)	$ (26,047)	$ (22,021)	$ (14,264)